Expense Example - BALLAST SMALL/MID CAP ETF - BALLAST SMALL/MID CAP ETF	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,393